UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company UK, LLP

Address:  16 New Burlington Place, 2nd Floor
          London, W1S 2HX England

13F File Number:  28-11645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:       Trafelet Services UK Limited, Managing Member
Name:     Remy Trafelet
Title:    Director
Phone:    (212) 201-7800

Signature, Place and Date of Signing:


   /s/ Remy Trafelet            New York, New York             May 15, 2008
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total: $41,016
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
--        --------                 ---------------------------------
1.        28-10829                 Trafelet & Company Advisors, LLC

                                           FORM 13F INFORMATION TABLE

                                           Trafelet & Company UK, LLP
                                                 March 31, 2008
COLUMN 1         COLUMN  2   COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6       COL 7      COLUMN 8

                 TITLE                  VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHR   VOTING AUTHORITY
NAME OF ISSUER   OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE SHARED    NONE
--------------   --------    -----      --------  -------   --- ----  ----------      ----  ---- ------    ----
ICICI BK LTD     ADR         45104G104  41,016    1,074,000 SH        SHARED-DEFINED             1,074,000

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